Retirement Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended			6 Months Ended	8 Months Ended	15 Months Ended	6 Months Ended	15 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 First Eligible Employees	Sep. 30, 2012 First Eligible Employees	Dec. 31, 2013 First Eligible Employees	Jun. 30, 2014 Next Eligible Employees	Dec. 31, 2013 Next Eligible Employees
Defined Benefit Plan Disclosure [Line Items]
Companies matching on eligible employee contribution percentage					100.00%	67.00%	100.00%	50.00%	50.00%
Defined benefit plan eligible employee percentage					3.00%	6.00%	3.00%	2.00%	2.00%
Defined benefit plan matching contributions amount	$ 0.5	$ 0.7	$ 0.3	$ 0